Other Non-current Liabilities - Schedule of Other Non-current Liabilities (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Other Non Current Liabilities [Abstract]
Other liabilities (related to business combinations) (refer note 7 (b))	$ 6,649	$ 12,396
Total	$ 6,649	$ 12,396